Taxation Paid	12 Months Ended
Dec. 31, 2021
Income taxes paid (refund) [abstract]
Taxation paid	TAXATION PAID

	United States Dollar
Figures in millions unless otherwise stated	2021	2020	2019

Amount owing at beginning of the year	(121.3)	(24.8)	(0.9)
SA and foreign current taxation recognised in profit or loss	(424.4)	(366.5)	(190.6)
SA and foreign current taxation recognised in OCI	—	—	(14.7)
Amount owing at end of the year	115.9	121.3	24.8
Translation	(19.0)	(8.7)	(0.4)
Total taxation paid	(448.8)	(278.7)	(181.8)